Annual Total Returns- Vanguard Russell 1000 Index Fund (ETF) [BarChart] - ETF - Vanguard Russell 1000 Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	1.38%	16.30%	32.93%	13.10%	0.82%	11.75%	21.54%	(4.87%)	31.36%